FINANCIAL INSTRUMENTS - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Assets
Beginning balance	£ 266,837
Ending Balance	312,275
Financial Liabilities [Abstract]
Beginning balance	(251,689)
Ending Balance	(295,259)
Level 3 | Other financial assets at FVTPL
Assets
Beginning balance	64
Fair value movements	0
Settlements	(11)
Ending Balance	53
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Level 3 | Financial assets at fair value
Assets
Beginning balance	94
Fair value movements	0
Settlements	(13)
Ending Balance	81
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Level 3 | Derivatives
Assets
Beginning balance	30
Fair value movements	0
Settlements	(2)
Ending Balance	28
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0
Level 3 | Derivatives
Financial Liabilities [Abstract]
Beginning balance	(13)
Fair value movements	1
Settlements	0
Ending Balance	(12)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	1
Level 3 | Financial liabilities at fair value
Financial Liabilities [Abstract]
Beginning balance	(13)
Fair value movements	1
Settlements	0
Ending Balance	(12)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	£ 1